Other Income/(Expense), Net	6 Months Ended
Jun. 30, 2022
Other Income and Expenses [Abstract]
Other Income/(Expense), Net

NOTE 11: OTHER INCOME/(EXPENSE), NET

During the three month periods ended June 30, 2022 and 2021, taxes other-than income taxes of Navios Logistics amounted to $1,418 and $1,218, respectively, and were included in the interim condensed consolidated statement of comprehensive income under the caption “Other income/(expense), net”.

During the six month periods ended June 30, 2022 and 2021, taxes other-than income taxes of Navios Logistics amounted to $3,002 and $2,222, respectively, and were included in the interim condensed consolidated statement of comprehensive income under the caption “Other income/(expense), net”.